Summary of Significant Accounting Policies - Summary of Net Loss Per Common Share Basic and Diluted (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator
Net loss	$ (563,540)	$ (395,766)	$ (3,452,775)	$ (1,401,775)	$ (1,107,730)	$ (2,774,307)
Net income attributable to common stock subject to possible redemption	$ 297,228	$ 679,265	$ 899,173	$ 902,241	$ 4,195	$ 1,143,783
Denominator
Weighted average common shares outstanding, basic	6,540,000	6,540,000	6,540,000	6,540,000	8,185,533	6,540,000
Weighted average common shares outstanding, diluted	6,540,000	6,540,000	6,540,000	6,540,000	8,185,533	6,540,000
Net loss per share common share, basic	$ (0.13)	$ (0.16)	$ (0.67)	$ (0.35)	$ (0.14)	$ (0.6)
Net loss per share common share, diluted	$ (0.13)	$ (0.16)	$ (0.67)	$ (0.35)	$ (0.14)	$ (0.6)
Common Stock Subject to Possible Redemption
Numerator
Interest earned on marketable securities held in Trust Account, net of taxes	$ 297,228	$ 679,265	$ 899,173	$ 902,241	$ 4,195	$ 1,143,783
Net income attributable to common stock subject to possible redemption	$ 297,228	$ 679,265	$ 899,173	$ 902,241	$ 4,195	$ 1,143,783
Denominator
Weighted average common shares outstanding, basic	2,999,348	21,968,155	3,325,837	22,652,272	6,296,830	17,954,419
Weighted average common shares outstanding, diluted	2,999,348	21,968,155	3,325,837	22,652,272	6,296,830	17,954,419
Net loss per share common share, basic	$ 0.1	$ 0.03	$ 0.27	$ 0.04	$ 0	$ 0.06
Net loss per share common share, diluted	$ 0.1	$ 0.03	$ 0.27	$ 0.04	$ 0	$ 0.06
Non-Redeemable Common Stock
Numerator
Net loss	$ (563,540)	$ (395,766)	$ (3,452,775)	$ (1,401,775)	$ (1,107,730)	$ (2,774,307)
Net income attributable to common stock subject to possible redemption	(297,228)	(679,265)	(899,173)	(902,241)	(4,195)	(1,143,783)
Net loss attributable to non-redeemable common stock	$ (860,768)	$ (1,075,031)	$ (4,351,948)	$ (2,304,016)	$ (1,111,925)	$ (3,918,090)
Denominator
Weighted average common shares outstanding, basic	6,540,000	6,540,000	6,540,000	6,540,000	8,185,533	6,540,000
Weighted average common shares outstanding, diluted	6,540,000	6,540,000	6,540,000	6,540,000	8,185,533	6,540,000
Net loss per share common share, basic	$ (0.13)	$ (0.16)	$ (0.67)	$ (0.35)	$ (0.14)	$ (0.6)
Net loss per share common share, diluted	$ (0.13)	$ (0.16)	$ (0.67)	$ (0.35)	$ (0.14)	$ (0.6)